SASCO 2006-S3

Credit Risk Management Report

December 2006

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security. The Report is based upon information provided to Clayton Fixed Income Services Inc. by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Table of Contents

Section One             Executive Summary

Section Two             Loan-Level Report

Section Three           Prepayment Penalty Analysis

Section Four            Loss Report

Section Five            Analytics

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Section One

Executive Summary

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3
Executive Summary
December 2006

Transaction Summary

Closing Date:                   08/30/2006
Depositor:                      Structured Asset Securities Corporation
Trustee(s):                     CitiBank
Servicer(s):                    Aurora Loan Services
Delinquency Reporting Method:   OTS0

Collateral Summary
                        Closing Date    12/25/2006      12/25/2006 Balance as a
                                                        Percentage of Closing
                                                        Date Balance

Collateral Balance      $440,784,003    $389,216,777    88.30%

Loan Count              7,528           6,800           90.33%

0 OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Total Value Added for SASCO 2006-S3 as of 12/25/2006

        Issues          Amount Recovered
        0               $0

Collateral Statistics
                                Loan Count      Summed Balance
First Payment Defaults          21              $2,331,770
Early Payment Defaults*         108             $9,817,626

* A default that occurs on the second or third scheduled payment.

Second Lien Statistics
                                        Loan Count      Summed Balance
Total Outstanding Second Lien Loans     6,876           $394,249,605
30+ Days Delinquent                     117             $9,125,749
60+ Days Delinquent                     62              $4,770,974
90+ Days Delinquent                     102             $8,467,307

Prepayments

Remittance      Beginning Collateral    Total Prepayments       Percentage of
Date            Balance                                         Prepayment

12/25/2006      $399,585,118            $10,098,090             2.52
11/25/2006      $414,288,982            $14,519,162             3.50
10/25/2006      $425,272,241            $10,728,089             2.52

Prepayment Penalty Analysis

For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.

Total Cash Flows

Remittance      Amount Remitted         Amount Remitted         Difference
Date            to the Trust            by the Servicers

12/25/2006      $3,102                  $3,102                  $0

Loss Analysis

Loss Discrepancy

According to the data provided by the servicer, Clayton only has record of a $12 loss passed to the trust in the 11/25/2006 remittance; however, according to the 11/25/2006 remittance, provided by the trustee, a $24 loss was passed to the trust. Clayton asked the servicer to confirm the current realized losses for SASCO 2006-S3 in the 11/25/2006 remittance. We are awaiting a response.

Loss Issues for Current Month

For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.

Remittance      Losses Remitted         Number of Loan-Level
                to the Trust            Losses/Gains

12/25/2006      $0                      0

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Section Two

Loan-Level Report

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Loan-Level Report Definitions

FICO : Represents the borrower's credit score at the time of securitization/origination.

Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.

Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.

Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.

Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that experience if it liquidates on the Liquidation Date.

Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
C: The contractually due payment arrived on time.
3: The contractually due payment had not arrived within thirty days.
6: The contractually due payment had not arrived within sixty days.
9: The contractually due payment had not arrived within ninety days.
F: The property is in the process of foreclosure.
R: The property is real estate owned (REO).
0: The mortgage has either liquidated or been paid off.

Delinquency Method: The delinquencies for this security are calculated according to the OTS method: a current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$29,177 8564700 TX
779
6/1/2005
7/1/2006
BPO 19.89%
23.91% 99.41%
9/1/2007 C369
Monitor
$147,500
$122,000
$29,350
$29,177 5/17/2006
Default Reason: (Unknown)
$117,500
120.22%
12/1/2006 Clayton is still awaiting a copy of the original appraisal and most recent BPO.
11/1/2006 This loan has been added to the Watchlist because according to the updated property value of $122,000, the property has declined by 17 percent of the original value. Clayton has requested that the servicer provide Clayton with a copy of the original appraisal and the updated BPO to reconcile the decline in value.
$33,898 8564909 VA
620
3/1/2006
8/1/2006
BPO 5.00%
5.74% 99.69%
9/1/2007 CC36
Monitor
$680,000
$590,000
$34,000
$33,898 11/3/2006
Default Reason: (Unknown)
$510,000
92.18%
1/2/2007 According to the most recent valuation, the property securing this loan declined in value by $90,000 or 13 percent since origination. Clayton asked the servicer to provide a copy of the original appraisal and most recent BPO dated 11/3/2006 so we can reconcile the value decline. We are awaiting a response.
$0 8565541 AZ
675
5/1/2006
7/1/2006
BPO 12.82%
13.78% 0.00%
2/1/2008 C369
Monitor
$1,560,000
$1,450,000
$200,000
$199,876 11/3/2006
Default Reason: (Unknown)
$989,600
82.03%
1/2/2007 Clayton will continue to monitor the property value for the property securing this loan because according to a third party website the property value at origination is in line with comparable properties; however, according to the most recent BPO the value declined by $110,000 or seven percent.
$169,284 8566647 CA
768
6/1/2006
5/1/2006
BPO 19.87%
19.97% 92.10%
8/1/2007 6999
Monitor
$925,000
$920,000
$183,800
$183,800 9/10/2006
Default Reason: (Unknown)
$735,200
99.89%
1/2/2007 Clayton will continue to monitor the value decline for this loan since it was a first payment default and Contract Administration has indicated it will not be repurchased based on the fact it was a first payment default.
11/15/2006 The first payment default on this loan was identified post-securitization, and the investor did not pass first payment default protection into the security. Therefore, this loan will not be repurchased based on the fact it was a first payment default.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: November 30, 2006
 2007 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$220,558 8567158 CA
691
6/1/2006
6/1/2006
(Unknown) 20.00%
2205576 3.00% 99.79%
9/1/2007 3699
Monitor
$1,105,000
$1
$221,000
$220,558 Unknown
Default Reason: (Unknown)
$884,000
110455763.00 %
1/3/2007 This loan is over 150-days delinquent and an updated valuation has not been provided by the servicer. Clayton asked the servicer to provide an updated valuation so we can determine the equity position of this loan.
12/1/2006 Clayton will continue to monitor this loan for borrower payments and an updated valuation.
11/1/2006 This loan was added to the Watchlist because it is a second payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$200,000 8567488 FL
687
7/1/2006
6/1/2006
(Unknown) 23.52%
2000000 0.00% 100.00%
11/1/2007 3699
Monitor
$850,000
$1
$200,000
$200,000 Unknown
Default Reason: (Unknown)
$650,000
85000000.00%
1/2/2007 Clayton is still awaiting a response from the servicer regarding an updated property value for the property securing this loan.
12/1/2006 According to the county website, a Lis Pendens was filed against the borrower on 11/30/2006. It appears the senior lien holder is in the process of foreclosing on the property securing this loan. Clayton asked the servicer to provide an updated property value in order to determine the equity position of this junior lien. We are awaiting a response.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$97,000 8567608 NJ
629
7/1/2006
6/1/2006
(Unknown) 20.00%
9700000 .00% 100.00%
3/1/2008 3699
Monitor
$485,000
$1
$97,000
$97,000 Unknown
Default Reason: (Unknown)
$388,000
48500000.00%
1/3/2007 This loan is over 150-days delinquent and an updated valuation has not been provided by the servicer. Clayton asked the servicer to provide an updated valuation so we can determine the equity position of this loan
12/1/2006 Clayton will continue to monitor this loan for borrower payments and an updated valuation.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: November 30, 2006
 2007 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$138,000 8567869 CA
637
7/1/2006
6/1/2006
(Unknown) 20.00%
1380000 0.00% 100.00%
9/1/2007 3699
Monitor
$690,000
$1
$138,000
$138,000 Unknown
Default Reason: (Unknown)
$552,000
69000000.00%
1/3/2007 This loan is over 150-days delinquent and an updated valuation has not been provided by the servicer. Clayton asked the servicer to provide an updated valuation so we can determine the equity position of this loan.
12/1/2006 According to a third party website, the original appraised value for the property securing this loan appears to be in line with comparable properties. Clayton will continue to monitor this loan for borrower payments. 9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$145,940 8568033 FL
697
7/1/2006
6/1/2006
(Unknown) 19.99%
1459400 0.00% 100.00%
11/1/2007 3699
Monitor
$730,000
$1
$145,940
$145,940 Unknown
Default Reason: (Unknown)
$583,760
72970000.00%
1/2/2007 Clayton is still awaiting a response from the servicer regarding providing copies of the origination documents.
12/1/2006 According to the county website, a Lis Pendens has been filed against the borrower for the property securing this loan. However, the county website also has copies of the original deeds of trust and the loan amounts differ from the origination information Clayton was provided. The property address appears to be different too. Clayton asked to servicer to provide the origination documents so we can verify the loan information and possibly submit this loan for repurchase if there is sufficient evidence the loan was fraudulently originated. We are awaiting a response.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$184,965 8568174 NJ
651
7/1/2006
7/1/2006
(Unknown) 20.00%
1849653 4.00% 99.98%
4/1/2008 C369
Monitor
$925,000
$1
$185,000
$184,965 Unknown
Default Reason: (Unknown)
$740,000
92496534.00%
1/3/2007 This loan is over 120-days delinquent and an updated valuation has not been provided by the servicer. Clayton asked the servicer to provide an updated valuation so we can determine the equity position of this loan
12/1/2006 Clayton will continue to monitor this loan for borrower payments and an updated property valuation.
11/1/2006 This loan was added to the Watchlist because it is a second payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: November 30, 2006
 2007 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$115,000 8568282 CA
719
7/1/2006
6/1/2006
(Unknown) 20.53%
1150000 0.00% 100.00%
9/1/2007 3699
Monitor
$560,000
$1
$115,000
$115,000 Unknown
Default Reason: (Unknown)
$445,000
56000000.00%
1/3/2007 This loan is over 150-days delinquent and an updated valuation has not been provided by the servicer. Clayton asked the servicer to provide an updated valuation so we can determine the equity position of this loan.
12/1/2006 According to a third party website, the original appraised value for the property securing this junior lien appears to be in line with comparable properties. Clayton will continue to monitor this loan for borrower payments. 9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$137,000 8568349 CA
662
7/1/2006
6/1/2006
(Unknown) 20.00%
1370000 0.00% 100.00%
9/1/2007 3699
Monitor
$685,000
$1
$137,000
$137,000 Unknown
Default Reason: (Unknown)
$548,000
68500000.00%
1/3/2007 This loan is over 150-days delinquent and an updated valuation has not been provided by the servicer. Clayton asked the servicer to provide an updated valuation so we can determine the equity position of this loan.
12/1/2006 According to a third party website, the original appraised value for the property securing this junior lien appears to be in line with comparable properties. Clayton will continue to monitor this loan for borrower payments. 9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$199,963 8568534 FL
680
7/1/2006
7/1/2006
BPO 24.09%
33.60% 99.98%
12/1/2007 C369
Monitor
$830,000
$595,000
$200,000
$199,963 11/5/2006
Default Reason: (Unknown)
$625,000
138.64%
12/1/2006 According to a third party website, the original appraised value for the property securing this junior lien appears to be in line with comparable properties. Clayton will continue to monitor this loan for borrower payments. 11/1/2006 This loan was added to the Watchlist because it is a second payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: November 30, 2006
 2007 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$131,880 8568683 TX
634
7/1/2006
6/1/2006
(Unknown) 19.68%
1318800 0.00% 100.00%
8/1/2007 3699
Monitor
$670,000
$1
$131,880
$131,880 Unknown
Default Reason: (Unknown)
$527,520
65940000.00%
1/3/2007 This loan is over 150-days delinquent and an updated valuation has not been provided by the servicer. Clayton asked the servicer to provide an updated valuation so we can determine the equity position of this loan.
12/1/2006 Clayton will continue to monitor this loan for borrower payments and an updated property valuation.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$140,000 8568810 FL
672
7/1/2006
6/1/2006
(Unknown) 19.71%
1400000 0.00% 100.00%
11/1/2007 3699
Monitor
$710,000
$1
$140,000
$140,000 Unknown
Default Reason: (Unknown)
$560,000
70000000.00%
12/1/2006 Clayton will continue to monitor this loan for borrower payments and an updated property valuation.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$107,972 8569321 FL
670
8/1/2006
8/1/2006
(Unknown) 20.57%
1079715 8.00% 99.97%
1/1/2008 C366
Monitor
$525,000
$1
$108,000
$107,972 Unknown
Default Reason: (Unknown)
$417,000
52497158.00%
1/2/2007 According to the data provided by the servicer, the borrower made a payment in the 12/25/2006 distribution. Clayton will continue to monitor this loan to ensure the borrower continues to make payments and a updated valutation is provided by the servicer.
12/1/2006 According to a third party website, the original appraised value for the property securing this loan appears to be in line with comparable properties. Clayton will continue to monitor this loan for borrower payments. 11/1/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: November 30, 2006
 2007 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$106,000 8569533 NV
758
8/1/2006
7/1/2006
(Unknown) 20.00%
1060000 0.00% 100.00%
11/1/2007 C369
Monitor
$530,000
$1
$106,000
$106,000 Unknown
Default Reason: (Unknown)
$424,000
53000000.00%
1/2/2007 According to a third party website, the original appraised value for the property securing this loan appears to be in line with comparable properties. Clayton will continue to monitor this loan for borrower payments and an updated property valuation.
11/1/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$119,888 8569623 FL
714
8/1/2006
10/1/2006
(Unknown) 20.00%
1198877 8.00% 99.90%
3/1/2008 C3CC
Monitor
$600,000
$1
$120,000
$119,888 Unknown
Default Reason: (Unknown)
$480,000
59988778.00%
1/3/2007 This loan paid in full out of current status in the 12/25/2006 remittance, but a prepayment penalty was not remitted. Clayton checked the state statutes and could not find a reason why this penalty would be prohibited. We asked the servicer to explain why a penalty was not remitted. We are awaiting a response.
12/1/2006 Clayton will remove this loan from the Watchlist because the borrower is current and according to a third party website, the original appraised value appears to be in line with comparable properties.
11/1/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$80,539 8570117 AZ
648
1/1/2006
11/1/2006
BPO 15.38%
20.91% 99.72%
4/1/2008 CC3C
Monitor
$525,000
$385,000
$80,760
$80,539 3/23/2006
Default Reason: (Unknown)
$323,040
104.82%
12/1/2006 The property securing this loan was originated with a property of $525,000. According the to most recent BPO valuing the property at $385,000, the value of the property securing this loan decreased in value by $140,000 or 27 percent. Clayton asked the servicer for a copy of the original appraised and most recent BPO to research the value decline. We are awaiting a response.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: November 30, 2006
 2007 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$28,803 8570206 KY
581
4/1/2006
5/1/2006
BPO 20.00%
19.86% 99.66%
12/1/2007 6999
Monitor
$144,500
$145,000
$28,900
$28,803 8/2/2006
Default Reason: (Unknown)
$115,600
99.58%
1/2/2007 Clayton will continue to monitor the value decline for this loan since it was a first payment default and Contract Administration has indicated it will not be repurchased based on the fact it was a first payment default
11/15/2006 The first payment default on this loan was identified post-securitization, and the investor did not pass first payment default protection into the security. Therefore, this loan will not be repurchased based on the fact it was a first payment default.
9/27/2006 This loan was added to the Watchlist because it is an early payment default. Additionally, the most recent BPO was performed on 8/2/2006 and valued the property at $145,000, a $500 increase since origination. Clayton will continue to monitor this loan to ensure that the servicer takes the proper course of action if the borrower remains delinquent.
$51,251 8570236 NM
671
4/1/2006
5/1/2006
Int. Est. 15.00%
19.71% 99.90%
1/1/2008 6999
Monitor
$342,000
$259,920
$51,300
$51,251 3/31/2006
Default Reason: (Unknown)
$224,250
105.99%
1/2/2007 Clayton will continue to monitor the value decline for this loan since it was a first payment default and Contract Administration has indicated it will not be repurchased based on the fact it was a first payment default.
11/15/2006 The first payment default on this loan was identified post-securitization, and the investor did not pass first payment default protection into the security. Therefore, this loan will not be repurchased based on the fact it was a first payment default.
11/1/2006 This loan has been added to the Watchlist because it is an early payment default. Additionally, the loan is 90-days delinquent and does not have an updated property value. Clayton will monitor to ensure that an updated property valuation is completed during the next remittance period.
$57,439 8570243 IL
706
4/1/2006
5/1/2006
BPO 19.11%
19.21% 88.36%
4/1/2008 6999
Monitor
$340,000
$338,000
$65,000
$64,962 9/14/2006
Default Reason: (Unknown)
$260,000
96.14%
1/2/2007 Clayton will continue to monitor the value decline for this loan since it was a first payment default and Contract Administration has indicated it will not be repurchased based on the fact it was a first payment default.
11/15/2006 The first payment default on this loan was identified post-securitization, and the investor did not pass first payment default protection into the security. Therefore, this loan will not be repurchased based on the fact it was a first payment default. According to the updated property valuation, it appears the original appraised value for the property securing this loan was in line with comparable properties.
11/1/2006 This loan has been added to the Watchlist because it is an early payment default. Additionally, the loan is 90-days delinquent and does not have an updated property value. Clayton will monitor to ensure that an updated property valuation is completed during the next remittance period.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: November 30, 2006
 2007 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$24,675 8570263 TX
720
4/1/2006
6/1/2006
BPO 19.91%
21.08% 99.90%
8/1/2007 3699
Monitor
$124,000
$117,000
$24,699
$24,675 6/19/2006
Default Reason: (Unknown)
$98,797
105.53%
12/1/2006 Clayton will continue to monitor this loan to ensure the servicer takes the proper course of action if the borrower remains delinquent. According to the deal documents, "any mortgage loan in the trust fund that is delinquent for 180 days or more will be charged-off by the servicer if, in general, such mortgage loan is not in foreclosure, has not become REO property or is not otherwise involved in any loss mitigation activities."
9/27/2006 This loan was added to the Watchlist because the borrower is 30-days delinquent. A BPO, dated 6/19/2006 valued the property at $117,000, a $7,000 or six percent value decrease since origination. Clayton will continue to monitor this loan to ensure that the servicer takes the proper course of action if the borrower remains delinquent.
$22,786 8570268 IN
585
5/1/2006
7/1/2006
BPO 20.00%
23.70% 99.93%
2/1/2008 C369
Monitor
$114,000
$96,120
$22,800
$22,786 8/25/2006
Default Reason: (Unknown)
$91,200
118.58%
1/2/2007 Clayton will continue to monitor this loan for borrower payments because according to the deal documents, "any mortgage loan in the trust fund that is delinquent for 180 days or more will be charged-off by the servicer if, in general, such mortgage loan is not in foreclosure, has not become REO property or is not otherwise involved in any loss mitigation activities." 12/1/2006 Clayton is still awaiting a copy of the original appraisal and BPO. 11/1/2006 This loan has been added to the Watchlist because according to the updated property value of $96,120, the property has declined by 16 percent of the original value. Clayton has requested that the servicer provide Clayton with a copy of the original appraisal and the updated BPO to reconcile the decline in value.
$28,490 8570360 CT
643
5/1/2006
5/1/2006
Int. Est. 10.00%
13.15% 99.96%
11/1/2007 6999
Monitor
$285,000
$216,600
$28,500
$28,490 3/31/2006
Default Reason: (Unknown)
$228,000
118.41%
1/2/2007 According to the deal documents, "any mortgage loan in the trust fund that is delinquent for 180 days or more will be charged-off by the servicer if, in general, such mortgage loan is not in foreclosure, has not become REO property or is not otherwise involved in any loss mitigation activities." Clayton asked the servicer to perform an updated valuation in order to determine a loss mitigation strategy. We are awaiting a response.
11/15/2006 The first payment default on this loan was identified post-securitization, and the investor did not pass first payment default protection into the security. Therefore, this loan will not be repurchased based on the fact it was a first payment default. Clayton asked the servicer for an updated property valuation. We are awaiting a response.
11/1/2006 This loan has been added to the Watchlist because it is an early payment default. Additionally, the loan is 90-days delinquent and does not have an updated property value. Clayton will monitor to ensure that an updated property valuation is completed during the next remittance period.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: November 30, 2006
 2007 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$172,449 8570571 VA
712
6/1/2006
6/1/2006
(Unknown) 19.94%
1724490 7.00% 99.97%
7/1/2007 3699
Monitor
$865,000
$1
$172,492
$172,449 Unknown
Default Reason: (Unknown)
$689,971
86242007.00%
1/3/2007 This loan is over 150-days delinquent and an updated valuation has not been provided by the servicer. Clayton asked the servicer to provide an updated valuation so we can determine the equity position of this loan.
12/1/2006 According to a third party website, the value of the property securing this loan appears to be significantly lower then the comparable properties. Clayton asked the servicer to provide a copy of the original appraisal to review the loan as a possible repurchase candidate if we find evidence it was fraudulently originated. We are awaiting a response.
11/1/2006 This loan was added to the Watchlist because it is a second payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$200,000 8571142 FL
635
7/1/2006
6/1/2006
(Unknown) 19.92%
2000000 0.00% 100.00%
11/1/2007 3699
Monitor
$1,004,000
$1
$200,000
$200,000 Unknown
Default Reason: (Unknown)
$800,000
100000000.00 %
1/3/2007 This loan is over 150-days delinquent and an updated valuation has not been provided by the servicer. Clayton asked the servicer to provide an updated valuation so we can determine the equity position of this loan.
12/1/2006 Clayton will continue to monitor this loan for borrower payments and an updated property value.
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$43,437 8571746 AL
640
8/1/2006
10/1/2006
(Unknown) 15.00%
4343697 .00% 99.85%
11/1/2008 CCCC
Monitor
$290,000
$1
$43,500
$43,437 Unknown
Default Reason: (Unknown)
$217,500
26093697.00%
1/2/2007 This loan paid in full out of current status in the 12/25/2006 remittance, but a premium was not remitted. Clayton checked the state statutes and could not find a reason why this premium would be prohibited. We asked the servicer to explain why a premium was not remitted or if it was not remitted in error, when and in what amount will a premium be remitted. We are awaiting a response.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: November 30, 2006
 2007 Clayton Fixed Income Services Inc. All rights reserved.

Section Three

Prepayment Penalty Analysis

 2007 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Prepayment Penalty Analysis

Trustee Remittance Date: December 25, 2006

Total Cash Flows

Trustee Remittance Date
                     12/25/2006  11/25/2006  10/25/2006  9/25/2006

Amount Remitted
to the Trust         $3,102     $4,356       $693        $0

Amount Remitted
by the Servicers     $3,102     $4,356       $693        $0

Difference           $0         $0           $0          $0


Total Collections by the Servicers

Total Paid-Off
Loans                153        220          151         202

Total Paid-Off
Loans with
Prepayment Flags     3          2            1           0

Exceptions

Expired Prepayment
Clauses (as stated
in the Note)         0          0           0           0

Liquidated out
of REO Status        0          0           0           0

Acceleration of
Debt                 0          0           0           0

Loss Mitigation
(Short Sales,
Charge Offs)         0          0           0           0

Documentation
Issues Preventing
the Collection of
Prepayment
Penalties            0          0           0           0

Other - Actions
Preventing the
Collection of
Prepayment
Penalties            0          0           0           0

Total Paid-Off
Loans with Active
Prepayment Flags     3          2           1           0


Other Exceptions

Paid-Off Loans that
Did Not Have
Penalties Collected
because of State
Statutes             0          0           0           0

Paid-Off Loans with
Active Prepayment
Flags that Did Not
Have Penalties
Remitted             2          0           0           0


Aggregate Paid-Off Loans

Loans with Active
Prepayment Flags
with Penalties
Remitted             1          2           1           0

Loans without
Prepayment Flags
or with Expired
Flags with Penalties
Remitted                        0           0           0

Total Loans with
Penalties Remitted   0          2           1           0

Total Loans with
Penalties Remitted
to the Total
Paid-Off Loans       0.65%      0.91%      0.66%       0.00%

Penalties Remitted
for loans with
Active Prepayment
Flags                33.33%     100.00%    100.00%     N/A

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Section Four

Loss Report

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.


SASCO 2006-S3 Historical Monthly Losses
Losses Through: November 30, 2006

Date            Loan Loss Amount        Loss Percentage

12/25/2006      $0                      0.00%
11/25/2006      $12                     0.00%
10/25/2006      $0                      0.00%
9/25/2006       $0                      0.00%

Totals:         $12                     0.00%


*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

Section Five

Analytics

 2007 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 FICO Distribution by Status
Mortgage Data Through: November 30, 2006

FICO    Delinquency     Percentage
550     Current         0
560     Current         0.001
560     Delinquent      0.004
570     Current         0.001
580     Current         0.002
580     Delinquent      0.011
590     Current         0.003
590     Delinquent      0.014
590     Paid Off        0.005
600     Current         0.003
600     Delinquent      0.014
600     Paid Off        0.002
610     Current         0.005
610     Paid Off        0.006
620     Current         0.026
620     Delinquent      0.046
620     Paid Off        0.026
630     Current         0.053
630     Delinquent      0.075
630     Paid Off        0.037
640     Current         0.07
640     Delinquent      0.093
640     Paid Off        0.049
650     Current         0.07
650     Delinquent      0.089
650     Paid Off        0.081
660     Current         0.091
660     Delinquent      0.053
660     Paid Off        0.072
670     Current         0.105
670     Delinquent      0.078
670     Paid Off        0.084
680     Current         0.089
680     Delinquent      0.093
680     Paid Off        0.087
690     Current         0.077
690     Delinquent      0.06
690     Paid Off        0.087
700     Current         0.067
700     Delinquent      0.075
700     Paid Off        0.067
710     Current         0.062
710     Delinquent      0.06
710     Paid Off        0.049
720     Current         0.052
720     Delinquent      0.068
720     Paid Off        0.052
730     Current         0.04
730     Delinquent      0.036
730     Paid Off        0.048
740     Current         0.042
740     Delinquent      0.036
740     Paid Off        0.058
750     Current         0.037
750     Delinquent      0.014
750     Paid Off        0.055
760     Current         0.029
760     Delinquent      0.014
760     Paid Off        0.034
770     Current         0.025
770     Delinquent      0.025
770     Paid Off        0.04
780     Current         0.02
780     Delinquent      0.014
780     Paid Off        0.02
790     Current         0.013
790     Delinquent      0.018
790     Paid Off        0.017
800     Current         0.01
800     Delinquent      0.004
800     Paid Off        0.012
810     Current         0.006
810     Delinquent      0.004
810     Paid Off        0.009
820     Current         0.001
820     Delinquent      0.004
820     Paid Off        0.002

Status          # of Loans      Average         Std. Deviation
Current         6,595           689             45.422
Delinquent      281             680             48.043
Paid Off        652             697             46.834
Total:          7,528

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Loan-to-Value Distribution by Status
Mortgage Data Through: November 30, 2006

LTV     Delinquency     Percentage
0       Current         0.006
0       Paid Off        0.011
0       Delinquent      0.004
0.1     Current         0.239
0.1     Delinquent      0.125
0.1     Paid Off        0.288
0.2     Paid Off        0.65
0.2     Delinquent      0.847
0.2     Current         0.734
0.3     Paid Off        0.046
0.3     Delinquent      0.021
0.3     Current         0.02
0.4     Current         0.001
0.4     Paid Off        0.003
0.5     Current         0
0.5     Paid Off        0.002
0.6     Delinquent      0.004

Status          # of Loans      Average         Std. Deviation
Current         6,595           0.947           0.066
Delinquent      281             0.964           0.052
Paid Off        652             0.927           0.077
Total:          7,528

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Balance Distribution by Status
Mortgage Data Through: November 30, 2006

Balance Delinquency     Percentage
0       Current         0
10000   Current         0.047
10000   Delinquent      0.011
20000   Current         0.097
20000   Delinquent      0.082
30000   Current         0.204
30000   Delinquent      0.128
40000   Current         0.156
40000   Delinquent      0.103
50000   Current         0.121
50000   Delinquent      0.082
60000   Current         0.091
60000   Delinquent      0.089
70000   Current         0.07
70000   Delinquent      0.064
80000   Current         0.043
80000   Delinquent      0.05
90000   Current         0.041
90000   Delinquent      0.057
100000  Current         0.035
100000  Delinquent      0.064
110000  Current         0.024
110000  Delinquent      0.053
120000  Current         0.023
120000  Delinquent      0.05
130000  Current         0.009
130000  Delinquent      0.028
140000  Current         0.006
140000  Delinquent      0.043
150000  Current         0.008
150000  Delinquent      0.021
160000  Current         0.003
160000  Delinquent      0.004
170000  Current         0.003
170000  Delinquent      0.011
180000  Current         0.004
180000  Delinquent      0.011
190000  Current         0.002
190000  Delinquent      0.011
200000  Current         0.003
200000  Delinquent      0.021
210000  Current         0.001
220000  Current         0.001
220000  Delinquent      0.004
230000  Current         0.001
240000  Current         0.001
250000  Current         0.001
250000  Delinquent      0.007
260000  Current         0
270000  Current         0
280000  Current         0
300000  Current         0.001
300000  Delinquent      0.004
310000  Current         0
320000  Current         0
330000  Current         0
350000  Current         0
350000  Delinquent      0.004
370000  Current         0.001
380000  Current         0.001
390000  Current         0
400000  Current         0.002

Status          # of Loans      Average         Std. Deviation
Current         6,595           56,389.02       42,874.54
Delinquent      281             79,587.29       53,061.81
Total:          6,876

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Mortgage Term Distribution by Status
Mortgage Data Through: November 30, 2006

Mortgage Term   Delinquency     Percentage
180             Current         0.637
180             Delinquent      0.69
180             Paid Off        0.673
240             Paid Off        0.003
240             Delinquent      0.004
240             Current         0.007
360             Current         0.355
360             Delinquent      0.306
360             Paid Off        0.324

# of Loans      Other   120     180     240     360
7,528           0       0       4,837   50      2641

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Mortgage Purpose Distribution
Mortgage Data Through: November 30, 2006


Origination Statistics

Purpose                 Number  Percentage

Cash-out refinance      812     10.8%
Purchase                6,488   86.2%
Rate/term refinance     228     3.0%
Home Improvement        0       0.0%
Other                   0       0.0%
Total                   7,528   100%

Current Loans

Purpose                 Number  Percentage

Cash-out refinance      721     10.9%
Purchase                5,662   85.9%
Rate/term refinance     212     3.2%
Home Improvement        0       0.0%
Other                   0       0.0%
Total                   6,595   100%

Delinquent Loans

Purpose                 Number  Percentage

Cash-out refinance      38      13.5%
Purchase                236     84.0%
Rate/term refinance     7       2.5%
Home Improvement        0       0.0%
Other                   0       0.0%
Total                   281     100%

Paid Off Loans

Purpose                 Number  Percentage

Cash-out refinance      53      8.1%
Purchase                590     90.5%
Rate/term refinance     9       1.4%
Home Improvement        0       0.0%
Other                   0       0.0%
Total                   652     100%

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Ownership Distribution by Status
Mortgage Data Through: November 30, 2006

Ownership Type  Delinquency     Percentage
Investment Home Current         0.141
Investment Home Delinquent      0.075
Investment Home Paid Off        0.144
Primary Home    Current         0.748
Primary Home    Delinquent      0.836
Primary Home    Paid Off        0.744
Second Home     Current         0.111
Second Home     Delinquent      0.089
Second Home     Paid Off        0.112

Title           # of Loans
Investment Home 1,044
Primary Home    5,653
Second Home     831
Total:          7,528

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Delinquent Balance Over Time
Mortgage Data Through: November 30, 2006

AsOfDate        30 Days         60 Days      90 Days    Foreclosure     REO
8/31/2006       4854096.37      800724.7     0          0               0
9/30/2006       7340221.94      3963886.51   687615.92  0               0
10/31/2006      6554204.48      5166945.84   4166000.31 0               0
11/30/2006      9125748.73      4770973.56   8467306.98 0               0

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Delinquent Count Over Time
Mortgage Data Through: November 30, 2006

AsOfDate        30 Days 60 Days 90 Days Foreclosure     REO
8/31/2006       56      12      0       0               0
9/30/2006       105     44      10      0               0
10/31/2006      87      69      45      0               0
11/30/2006      117     62      102     0               0

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Conditional Prepayment Rates
Mortgage Data Through: November 30, 2006

Date            Distribution Date  CPR     3-Month MA 6-Month MA 12-Month MA
11/30/2006      12/25/2006         26.74%  29.56%
10/31/2006      11/25/2006         34.95%
9/30/2006       10/25/2006         26.65%
8/31/2006       9/25/2006          33.06%

Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.